Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Apr. 06, 2018	Dec. 27, 2017	Jun. 30, 2017	Dec. 23, 2016	Jun. 30, 2016	Jun. 30, 2015
C000131094
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Dividend Fund
Account Value	$ 14,427	$ 12,623	$ 11,641	$ 11,978	$ 12,584	$ 9,230	$ 10,920	$ 11,595			$ 11,407		$ 10,375	$ 10,000
C000148993
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Dividend Fund
Account Value	$ 13,377	11,790	10,954	11,361	12,033	8,886	10,598	11,336			11,231		10,297	10,000
C000131095
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Dividend Fund
Account Value	$ 14,796	12,920	11,880	12,191	12,779	9,355	11,030	11,687			11,466		10,405	10,000
C000169555
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Momentum Fund
Account Value	$ 17,444	15,219	11,862	11,436	13,432	8,460	10,845	10,492			9,627	$ 9,425
C000169556
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Momentum Fund
Account Value	$ 17,376	15,269	11,990	11,654	13,786	8,747	11,301	11,021			10,184	10,000
C000169557
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Momentum Fund
Account Value	$ 18,927	16,457	12,795	12,308	14,417	9,063	11,575	11,180			10,228	10,000
C000193677
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Risk Managed Income Fund
Account Value	$ 11,999	11,535	10,542	10,312	10,537	9,645	9,856	9,513		$ 9,497
C000193678
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Risk Managed Income Fund
Account Value	$ 11,647	11,393	10,632	10,561	10,869	10,020	10,324	9,989		10,000
C000193679
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Risk Managed Income Fund
Account Value	$ 12,539	12,134	11,210	11,026	11,246	10,260	10,462	10,066		10,000
C000199674
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical Allocation Fund
Account Value	$ 12,321	11,097	9,932	9,157	10,758	8,866	9,505	9,416	$ 9,497
C000199675
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical Allocation Fund
Account Value	$ 12,283	11,149	10,052	9,342	11,056	9,173	9,912	9,896	10,000
C000199676
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical Allocation Fund
Account Value	$ 13,206	11,870	10,601	9,746	11,419	9,388	10,043	9,917	10,000
C000091243
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical Income Fund
Account Value	$ 11,610	11,097	10,497	10,288	11,321	10,544	11,115	10,562			10,638		10,153	10,000
C000091244
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical Income Fund
Account Value	$ 10,685	10,294	9,809	9,689	10,734	10,081	10,782	10,321			10,469		10,073	10,000
C000091245
Account Value [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Tactical Income Fund
Account Value	$ 11,818	11,264	10,634	10,389	11,400	10,605	11,227	10,636			10,685		10,170	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,016	30,274	24,438	20,474	23,543	16,455	15,310	13,916			12,149		10,293	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,016	30,274	24,438	20,474	23,543	16,455	15,310	13,916			12,149		10,293	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,016	30,274	24,438	20,474	23,543	16,455	15,310	13,916			12,149		10,293	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,162	26,942	21,749	18,221	20,952	14,644	13,625	12,384			10,812	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,162	26,942	21,749	18,221	20,952	14,644	13,625	12,384			10,812	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,162	26,942	21,749	18,221	20,952	14,644	13,625	12,384			10,812	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,135	10,498	10,228	10,325	11,510	11,548	10,620	9,845		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,135	10,498	10,228	10,325	11,510	11,548	10,620	9,845		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,135	10,498	10,228	10,325	11,510	11,548	10,620	9,845		10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Account Value	$ 20,715	17,832	14,938	12,819	15,215	10,926	10,700	10,118	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Account Value	$ 20,715	17,832	14,938	12,819	15,215	10,926	10,700	10,118	10,000
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index Net
Account Value	$ 20,715	17,832	14,938	12,819	15,215	10,926	10,700	10,118	$ 10,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 11,235	10,316	10,222	10,358	12,222	11,909	11,426	10,795			10,650		10,888	10,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 11,235	10,316	10,222	10,358	12,222	11,909	11,426	10,795			10,650		10,888	10,000
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 11,235	10,316	10,222	10,358	12,222	11,909	11,426	10,795			10,650		10,888	10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,084	21,181	18,735	16,797	18,026	12,546	13,762	12,688			11,883		10,286	10,000
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Account Value	$ 36,494	31,425	25,081	20,987	24,012	16,911	15,540	14,050			12,241		10,349	10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,084	21,181	18,735	16,797	18,026	12,546	13,762	12,688			11,883		10,286	10,000
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Account Value	$ 36,494	31,425	25,081	20,987	24,012	16,911	15,540	14,050			12,241		10,349	10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,084	21,181	18,735	16,797	18,026	12,546	13,762	12,688			11,883		10,286	10,000
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Account Value	$ 36,494	31,425	25,081	20,987	24,012	16,911	15,540	14,050			12,241		$ 10,349	$ 10,000
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Account Value	$ 32,307	27,819	22,203	18,578	21,257	14,971	13,757	12,438			10,836	10,000
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Account Value	$ 32,307	27,819	22,203	18,578	21,257	14,971	13,757	12,438			10,836	10,000
Syntax US LargeCap 500 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Account Value	$ 32,307	27,819	22,203	18,578	21,257	14,971	13,757	12,438			$ 10,836	$ 10,000
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value	$ 14,777	13,710	12,376	11,072	11,560	10,570	10,619	10,189		10,000
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value	$ 14,777	13,710	12,376	11,072	11,560	10,570	10,619	10,189		10,000
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan 100 Index
Account Value	$ 14,777	$ 13,710	$ 12,376	$ 11,072	$ 11,560	$ 10,570	$ 10,619	$ 10,189		$ 10,000